Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Contract with Customer, Contract Asset, Contract Liability, and Receivable	The customer advances and deferred revenue balances as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Deferred membership service revenue	157,552	135,948	19,440
Customer advances and prepaid cards	121,270	136,665	19,543
Deferred revenue related to loyalty points	454	647	93
Total	279,276	273,260	39,076